CAPITAL RATIOS	12 Months Ended
Dec. 31, 2012
CAPITAL RATIOS
CAPITAL RATIOS

NOTE 14 - CAPITAL RATIOS

Banks and holding companies are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank and the Company must meet specific capital guidelines that involve quantitative measures of the Bank’s and the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s and the Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank and the Company to maintain minimum amounts and ratios (set forth in the table below) of Tangible and Tier I capital (as defined by the regulations) to tangible assets (as defined), total and Tier I capital (as defined) to risk-weighted assets (as defined). Management believes, as of December 31, 2012 and 2011, that the Bank and the Company meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the Bank was considered well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s principal source of funds for dividend payments is dividends received from the Bank.  Banking regulations limit the amount of dividends that may be paid without prior approval from the Office of the Comptroller of the Currency.  Under these regulations, the amount of dividends that may be paid without prior consent in any calendar year is limited to the current year’s profits combined with retained net profits of the preceding two years, subject to the capital requirements described above.

The Bank’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$67,253,000	11.45%	$23,487,000	4.00%	$29,359,000	5.00%

Tier I Capital to Risk Weighted Assets	67,253,000	17.89%	15,039,000	4.00%	22,558,000	6.00%

Total Capital to Risk Weighted Assets	70,766,000	18.82%	30,077,000	8.00%	37,597,000	10.00%

	2011
Tier I Capital to Adjusted Total Assets	$62,025,000	11.33%	$21,906,000	4.00%	$27,382,000	5.00%

Tier I Capital to Risk Weighted Assets	62,025,000	16.80%	14,767,000	4.00%	22,150,000	6.00%

Total Capital to Risk Weighted Assets	65,033,000	17.62%	29,534,000	8.00%	36,917,000	10.00%

The Company’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$65,059,000	10.64%	$24,463,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,059,000	17.25%	15,082,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	72,572,000	19.25%	30,164,000	8.00%	N/A	N/A

	2011
Tier I Capital to Adjusted Total Assets	$63,570,000	11.59%	$22,509,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	63,570,000	17.17%	14,812,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	70,570,000	19.06%	29,624,000	8.00%	N/A	N/A